ORGANIZATION AND CAPITAL MANAGEMENT	6 Months Ended
Jun. 30, 2023
Management Commentary Explanatory [Abstract]
ORGANIZATION AND CAPITAL MANAGEMENT	ORGANIZATION AND CAPITAL MANAGEMENT
Brookfield Corporation (the “Corporation”) is focused on deploying its capital on a value basis and compounding it over the long term. Employing a disciplined investment approach, we leverage our deep expertise as an owner and operator of real assets, as well as the scale and flexibility of our capital, to create value and deliver strong risk-adjusted returns across market cycles. References in these financial statements to “Brookfield,” “us,” “we,” “our” or “the company” refer to the Corporation and its direct and indirect subsidiaries and consolidated entities. The Corporation is listed on the New York and Toronto stock exchanges (“NYSE” and “TSX”, respectively) under the symbol BN. The Corporation was formed by articles of amalgamation under the Business Corporations Act (Ontario) and is registered in Ontario, Canada. The registered office of the Corporation is Brookfield Place, 181 Bay Street, Suite 100, Toronto, Ontario, M5J 2T3.
Capital Management
The company utilizes the Corporation’s capital to manage the business in a number of ways, including operating performance, value creation, credit metrics and capital efficiency. The performance of the Corporation’s capital is closely tracked and monitored by the company’s key management personnel and evaluated relative to management’s objectives. The primary goal of the company is to earn a 15%+ return compounded over the long term while always maintaining excess capital to support ongoing operations.
The Corporation’s capital consists of the capital invested in its asset management business, including investments in entities that it manages, its corporate investments that are held outside of managed entities, and its net working capital. The Corporation’s capital is funded with common equity, preferred equity and corporate borrowings issued by the Corporation.
As at June 30, 2023, the Corporation’s capital totaled $58.4 billion (December 31, 2022 – $55.4 billion), and is computed as follows:

AS AT JUN. 30, 2023 AND DEC. 31, 2022 (MILLIONS)	2023	2022
Cash and cash equivalents	$1,222	$1,282
Other financial assets	6,989	6,870
Common equity in managed investments	50,985	49,391
Other assets and liabilities of the Corporation	(747)	(2,170)
Corporation’s Capital	$58,449	$55,373
Corporation’s Capital is comprised of the following:
Common equity	$40,498	$39,608
Preferred equity	4,103	4,145
Non-controlling interest	230	230
Corporate borrowings	13,618	11,390
	$58,449	$55,373
The Corporation generates returns on its capital through management fees and performance revenues earned through its asset management business, distributions or dividends earned from its capital invested in managed entities, and through performance of the Corporation’s financial assets. Prudent levels of corporate borrowings and preferred equity are utilized to enhance returns to shareholders’ common equity.
A reconciliation of the Corporation’s capital to the company’s consolidated balance sheet as at June 30, 2023 is as follows:

AS AT JUN. 30, 2023 (MILLIONS)	The Corporation	Investments	Elimination[1]	Total Consolidated
Cash and cash equivalents	$1,222	$11,205	$—	$12,427
Other financial assets	6,989	22,477	—	29,466
Accounts receivable and other[1]	2,127	26,951	(15)	29,063
Inventory	—	13,006	—	13,006
Assets classified as held for sale	—	2,684	—	2,684
Equity accounted investments	2,138	50,003	—	52,141
Investment properties	25	119,755	—	119,780
Property, plant and equipment	151	127,311	—	127,462
Intangible assets	82	41,135	—	41,217
Goodwill	—	32,329	—	32,329
Deferred income tax assets	573	2,986	—	3,559
Accounts payable and other[1]	(5,279)	(52,713)	15	(57,977)
Liabilities associated with assets classified as held for sale	—	(1,489)	—	(1,489)
Deferred income tax liabilities	(122)	(24,211)	—	(24,333)
Subsidiary equity obligations	(442)	(3,607)	—	(4,049)
Total	7,464	367,822	—	375,286
Common equity in investments[2]	50,985	—	(50,985)	—
Corporation’s Capital	58,449	367,822	(50,985)	375,286
Less:
Corporate borrowings	13,618	—	—	13,618
Non-recourse borrowings of managed entities	—	206,085	—	206,085
Amounts attributable to preferred equity	4,103	—	—	4,103
Amounts attributable to non-controlling interests	230	110,752	—	110,982
Common equity	$40,498	$50,985	$(50,985)	$40,498
1.Contains the gross up of intercompany balances, including accounts receivable and other, and accounts payable and other of $15 million and $15 million, respectively, between entities within the Corporation and its investments.
2.Represents the value of the Corporation’s investments.
Common equity in investments is a measure routinely evaluated by our company’s key management personnel and represents the net equity in our consolidated financial statements outside of our Corporate Activities. This measure is equal to the sum of the common equity in our Asset Management, Insurance, Renewable Power and Transition, Infrastructure, Private Equity, and Real Estate operating segments.
A reconciliation of the Corporation’s capital to the company’s consolidated balance sheet as at December 31, 2022 is as follows:

AS AT DEC. 31, 2022 (MILLIONS)	The Corporation	Investments	Elimination[1]	Total Consolidated
Cash and cash equivalents	$1,282	$13,114	$—	$14,396
Other financial assets	6,870	20,029	—	26,899
Accounts receivable and other[1]	2,196	25,431	(249)	27,378
Inventory	2	12,841	—	12,843
Assets classified as held for sale	—	2,830	—	2,830
Equity accounted investments	1,460	45,634	—	47,094
Investment properties	27	115,073	—	115,100
Property, plant and equipment	146	124,122	—	124,268
Intangible assets	81	38,330	—	38,411
Goodwill	—	28,662	—	28,662
Deferred income tax assets	475	2,928	—	3,403
Accounts payable and other[1]	(6,004)	(51,310)	249	(57,065)
Liabilities associated with assets classified as held for sale	—	(876)	—	(876)
Deferred income tax liabilities	(112)	(23,078)	—	(23,190)
Subsidiary equity obligations	(441)	(3,747)	—	(4,188)
Total	5,982	349,983	—	355,965
Common equity in investments[2]	49,391	—	(49,391)	—
Corporation’s Capital	55,373	349,983	(49,391)	355,965
Less:
Corporate borrowings	11,390	—	—	11,390
Non-recourse borrowings of managed entities	—	202,684	—	202,684
Amounts attributable to preferred equity	4,145	—	—	4,145
Amounts attributable to non-controlling interests	230	97,908	—	98,138
Common equity	$39,608	$49,391	$(49,391)	$39,608
1.Contains the gross up of intercompany balances, including accounts receivable and other, and accounts payable and other of $249 million and $249 million, respectively, between entities within the Corporation and its investments.
2.Represents the value of the Corporation’s investments.